Financial Risk Management - Summary of Items Designated as Hedging Instruments and Hedge Ineffectiveness (Detail) - Interest rate swaps [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) HedgingInstrument	Dec. 31, 2019 MXN ($) HedgingInstrument
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Nominal amount | HedgingInstrument	8,300,000	5,300,000
Carrying amount (Liabilities)	$ (676,188)	$ (247,981)
Line item in the statement of financial position where the hedging instrument is included	Derivative financial instruments (liabilities)	Derivative financial instruments (liabilities)
Changes in the value of the hedging instrument recognized in OCI	$ (413,672)	$ (247,981)
Amount reclassified from costs of hedging reserve to profit or loss	$ (13,490)	$ (1,045)
Line item in profit or loss affected by the reclassification	Finance costs	Finance costs